SHARE-BASED COMPENSATION (Details 2) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
RSUs granted	1,395	913
RSUs outstanding, beginning balance	450	230
RSUs vested		(634)
RSUs cancelled	(10)	(59)
RSUs outstanding, ending balance	1,835	450
Weighted-average fair value outstanding, beginning balance	$ 0.33	$ 2.53
Weighted-average fair value granted	1.15	0.62
Weighted-average fair value vested	0	1.63
Weighted-average fair value cancelled	1.11	1.67
Weighted-average fair value outstanding, ending balance	$ 0.95	$ 0.33